Share Capital and Other Equity Instruments - Contributed Surplus (Share-Based Payments) - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended									12 Months Ended			48 Months Ended
	Oct. 01, 2021 shares	Jan. 31, 2021 shares $ / shares	Jun. 08, 2020 shares $ / shares	May 26, 2020 CAD ($) $ / shares	Dec. 31, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Mar. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares	Jul. 31, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Oct. 31, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Contractual life of outstanding share options														6 years 6 months 21 days
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares				$ 152.10
Incremental fair value of the repricing options | $				$ 2,998
Number of stock options granted		4,000			10,000	44,350	16,500	35,200	5,000	5,000
Exercise price of options granted | (per share)		$ 53.40			$ 4.10	$ 5.40	$ 10.20	$ 21.70	$ 39.30	$ 40.90
Vesting period		1 year			4 years	4 years	4 years	4 years	1 year	1 year
Number of stock options vested	1,250	2,000								2,500
Number of stock options expired														8	13,608
Weighted average price of options, cancelled | $ / shares														$ 21,225.00	$ 399.56
Proceeds from exercise of options | $																$ 82
Transfer from contributed surplus to share capital | $																82
Share-based payment compensation expense | $														$ 1,864	$ 4,252	6,234
Share-based payments expense (note 17b) | $														$ 1,864	4,232	$ 6,194
Stock Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares reserved for issue under options					374,971									374,971
Stock Options Issued Exercise Period														10 years
Contractual life of outstanding share options														10 years
Share-based payment arrangement options vesting period														4 years
Stock options exercise period, description														The exercise price is based on the weighted average share price for the five business days prior to the grant.
Weighted average exercise price of repricing options | $ / shares			$ 270.00	$ 152.10
Number of repricing of options outstanding			192,990
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares			$ 360.00	$ 152.10
Number of stock options granted												2,000	43,657
Exercise price of options granted | $ / shares												$ 108.00	$ 140.60
Vesting period												3 years	4 years
Number of stock options exercised																539
Weighted average share price | $ / shares																$ 184.70
Proceeds from exercise of options | $																$ 82
Transfer from contributed surplus to share capital | $																85
Share-based payment compensation expense | $														$ 1,864	$ 4,252	$ 6,169
Stock Options | Key Management
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted											28,500
Exercise price of options granted | $ / shares											$ 42.70
Vesting period											3 years
Number of stock options vested											9,500
Stock Options | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of Common Shares Reserved for Issuance to Individual														5.00%
Share-based payment arrangement options vesting period														6 years
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Number RSU vested																421
Number RSU paid in cash														0	402	295
Reduction to contributed surplus | $															$ 20	$ 40
Granted																	0
Share-based payments
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments expense (note 17b) | $														$ 0	$ 0	$ 65